GLOBAL X FUNDS
(the “Trust”)

Global X Thematic Growth ETF (GXTG) (the “Fund”)

SUPPLEMENT DATED FEBRUARY 9, 2023
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2022, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

The following updates to the Summary Prospectus, Statutory Prospectus and/or SAI are intended to reflect the recently announced change to an equal weighted approach for the weighting scheme of the Underlying Index.

1. As of February 9, 2023 (the "Effective Date"), the second, third and last paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” are hereby replaced and deleted in their entirety by the corresponding paragraphs:

PRINCIPAL INVESTMENT STRATEGIES

The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an "Underlying ETF"). The Underlying Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Underlying Index ("Index Provider"), which is designed to determine the selection of the eligible Underlying ETFs, which are then equally weighted. The share prices of the Underlying ETFs are expected to track the performance of equities in developed or emerging markets that provide exposure to structurally disruptive macro-trends.

The Underlying Index is constructed from the eligible universe of Underlying ETFs, each of which is issued by Global X Funds® and is determined by Solactive AG, the provider of the Underlying Index ("Index Provider"), to provide exposure to structurally disruptive macro-trends and the underlying investments that stand to benefit from the materialization of those trends ("Global X Thematic Growth ETFs"). Structurally disruptive macro-trends typically eschew traditional sector and geographic classifications, and may stem from advancements in disruptive technology, changing consumer habits and demographics, or changing needs for infrastructure or finite resources. The Underlying Index is equal weighted. On an annual basis, the Underlying Index is reconstituted to allocate exposure to a subset of the eligible Underlying ETFs using a quantitative methodology that ranks each of the eligible Underlying ETFs based on realized sales growth. In order to calculate the realized sales growth for a given Underlying ETF, the Index Provider calculates the realized sales growth of each component security of each eligible Underlying ETF. The realized sales growth of each component security of the Underlying ETF is then used to calculate the aggregate realized sales growth for the Underlying ETF, based on the respective weights of the component securities in the Underlying ETF. Realized sales growth is determined by calculating the difference between a component security's revenue over the previous 12 months from the date of the rebalance and its revenue over the 12 months prior to the previous rebalance date. In addition to the annual reconstitution, the Underlying Index is reweighted on a semi-annual basis. As of January 31, 2023, the Underlying ETFs eligible for inclusion in the Underlying Index are: Global X Aging Population ETF, Global X AgTech & Food Innovation ETF, Global X Artificial Intelligence & Technology ETF, Global X Autonomous & Electric Vehicles ETF, Global X Blockchain ETF, Global X Cannabis ETF, Global X China Biotech Innovation ETF, Global X Clean Water ETF, Global X CleanTech ETF, Global X Cloud Computing ETF, Global X Cybersecurity ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X E-Commerce ETF, Global X Education ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X FinTech ETF, Global X Genomics & Biotechnology ETF, Global X Health & Wellness ETF, Global X Hydrogen ETF, Global X Internet of Things ETF, Global X Lithium and Battery Tech ETF, Global X Millennial Consumer ETF, Global X Renewable Energy Producers ETF, Global X Robotics &

Artificial Intelligence ETF, Global X Social Media ETF, Global X Telemedicine & Digital Health ETF, Global X U.S. Infrastructure Development ETF, Global X Video Games & Esports ETF, Global X Metaverse ETF, Global X Disruptive Materials ETF, Global X Green Building ETF, Global X Solar ETF and Global X Wind Energy ETF. The Underlying ETFs eligible for inclusion are subject to change at each annual reconstitution. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2023, the Underlying Index had significant exposure to the information technology sector.

2. As of the Effective Date, the sections of the Statutory Prospectus and the SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS” are hereby deleted in their entirety and replaced with the following with respect to the Fund only:

Solactive Thematic Growth Index

The Solactive Thematic Growth Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an "Underlying ETF"). The Solactive Thematic Growth Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Solactive Thematic Growth Index, which is designed to determine the selection and weighting of the eligible Underlying ETFs. The share prices of the Underlying ETFs are expected to track the performance of equities in developed or emerging markets that provide exposure to structurally disruptive macro-trends.

The Solactive Thematic Growth Index is constructed from the eligible universe of Underlying ETFs, each of which is issued by Global X Funds® and is determined by Solactive AG to provide exposure to structurally disruptive macro-trends and the underlying investments that stand to benefit from the materialization of those trends ("Global X Thematic Growth ETFs"). Structurally disruptive macro-trends typically eschew traditional sector and geographic classifications, and may stem from advancements in disruptive technology, changing consumer habits and demographics, or changing needs for infrastructure or finite resources. The Underlying Index is equal weighted. On an annual basis, the Underlying Index is reconstituted to allocate exposure to a subset of the eligible Underlying ETFs using a quantitative methodology that ranks each of the eligible Underlying ETFs based on realized sales growth. In order to calculate the realized sales growth for a given Underlying ETF, Solactive AG calculates the realized sales growth of each component security of each eligible Underlying ETF. The realized sales growth of each component security of the Underlying ETF is then used to calculate the aggregate realized sales growth for the Underlying ETF, based on the respective weights of the component securities in the Underlying ETF. Realized sales growth is determined by calculating the difference between a component security's revenue over the previous 12 months from the date of the rebalance and its revenue over the 12 months prior to the previous rebalance date. In addition to the annual reconstitution, the Solactive Thematic Growth Index is reweighted on a semi-annual basis. As of January 31, 2023, the Underlying ETFs eligible for inclusion in the Solactive Thematic Growth Index are: Global X Aging Population ETF, Global X AgTech & Food Innovation ETF, Global X Artificial Intelligence & Technology ETF, Global X Autonomous & Electric Vehicles ETF, Global X Blockchain ETF, Global X Cannabis ETF, Global X China Biotech Innovation ETF, Global X Clean Water ETF, Global X CleanTech ETF, Global X Cloud Computing ETF, Global X Cybersecurity ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X E-Commerce ETF, Global X Education ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X FinTech ETF, Global X Genomics & Biotechnology ETF, Global X Health & Wellness ETF, Global X Hydrogen ETF, Global X Internet of Things ETF, Global X Lithium and Battery Tech ETF, Global X Millennial Consumer ETF, Global X Renewable Energy Producers ETF, Global X Robotics & Artificial Intelligence ETF, Global X Social Media ETF, Global X Telemedicine & Digital Health ETF, Global X U.S. Infrastructure Development ETF, Global X Video Games & Esports ETF, Global X Metaverse ETF, Global X Disruptive Materials ETF, Global X Green Building ETF, Global X Solar ETF and Global X Wind Energy ETF.

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